Organization and nature of operations - Schedule of consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	3 Months Ended												6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Organization and nature of operations
Cash and cash equivalents	¥ 787,375				¥ 588,644													¥ 787,375		¥ 588,644		$ 107,870
Accounts receivable, net	283,167		¥ 299,561	¥ 277,064	268,743	¥ 243,247	¥ 243,039	¥ 17,203	¥ 16,482	¥ 13,862	¥ 16,729	¥ 11,616	¥ 299,561	¥ 243,039	¥ 16,729	¥ 243,247	¥ 13,862	283,167		268,743	¥ 16,482	38,794
Prepayments and other current assets	276,768		317,424	372,194	339,251	345,425	395,168	298,559	226,463	365,840	411,312	401,830	317,424	395,168	411,312	345,425	365,840	276,768		339,251	226,463	37,917
Total current assets	3,949,185		3,956,768	4,037,397	4,018,303	3,986,892	3,909,503	3,416,685	3,298,575	3,473,317	3,298,478	3,163,943	3,956,768	3,909,503	3,298,478	3,986,892	3,473,317	3,949,185		4,018,303	3,298,575	541,036
Other non-current assets	7,754		15,201	18,713	20,469	18,480	18,344	27,980	35,264	75,037	114,379	143,067	15,201	18,344	114,379	18,480	75,037	7,754		20,469	35,264	1,062
Total non-current assets	178,375		306,293	356,762	401,793	422,189	394,167	981,800	990,096	969,821	1,011,250	1,084,861	306,293	394,167	1,011,250	422,189	969,821	178,375		401,793	990,096	24,437
Total assets	4,127,560		4,263,061	4,394,159	4,420,096	4,409,081	4,303,670	4,398,485	4,288,671	4,443,138	4,309,728	4,248,804	4,263,061	4,303,670	4,309,728	4,409,081	4,443,138	4,127,560		4,420,096	4,288,671	565,473
Salary and welfare payable	126,441				143,653													126,441		143,653		17,322
Tax payable	207,542		231,389	230,970	230,763	242,961	287,318	192,101	166,582	103,144	36,655	8,406	231,389	287,318	36,655	242,961	103,144	207,542		230,763	166,582	28,433
Accruals and other current liabilities	345,478				336,959													345,478		336,959		47,330
Total current liabilities	1,244,184		1,388,094	1,510,782	1,486,443	1,477,982	1,413,623	1,573,114	1,449,141	1,355,744	1,191,268	1,004,652	1,388,094	1,413,623	1,191,268	1,477,982	1,355,744	1,244,184		1,486,443	1,449,141	170,452
Total liabilities	1,471,039		1,601,985	1,719,298	1,690,669	1,676,085	1,609,772	1,795,311	1,672,599	1,460,662	1,305,249	1,132,369	1,601,985	1,609,772	1,305,249	1,676,085	1,460,662	1,471,039		1,690,669	1,672,599	201,531
Total shareholders' equity	2,656,521		2,661,076	2,674,861	2,729,427	2,732,996	2,693,898	2,603,174	2,616,072	2,982,476	3,004,479	3,116,435	2,661,076	2,693,898	3,004,479	2,732,996	2,982,476	2,656,521		2,729,427	2,616,072	$ 363,942	¥ 3,226,304
Third party and inter-company revenues	543,508	¥ 490,783	462,923	397,206	486,620	613,466	1,035,726	822,835										1,894,420	$ 259,534	2,958,647	2,838,190
Costs and expenses			(219,600)	(167,737)	(191,801)	(215,461)	(670,185)	(128,744)	(146,437)	(132,093)	(166,754)	(127,951)	(387,337)	(798,929)	(294,705)	(1,014,390)	(426,798)	(1,090,787)	(149,437)	(1,206,191)	(573,235)
Other operating income			(8,726)	(2,067)	(8,875)	(7,023)	(9,973)	(37)	(11,478)	18,559	(2,386)	5,277	(10,793)	(10,010)	2,891	(17,033)	21,450	(17,856)	(2,446)	(25,908)	9,972
(Loss)/income before income tax expense			22,100	7,842	15,001	69,859	19,971	5,447	(226,404)	(104,123)	(191,750)	(97,873)	29,942	25,418	(289,623)	95,277	(393,746)	38,210	5,235	110,278	(620,150)
Income tax expense			(11,838)	(8,042)	(1,303)	(20,849)	391	227	(113,471)	1,372	1,131	365	(19,880)	618	1,496	(20,231)	2,868	(51,744)	(7,089)	(21,534)	(110,603)
Net (loss)/income	(27,842)	¥ 4,246	¥ 10,262	¥ (200)	13,698	¥ 49,010	¥ 20,362	¥ 5,674	¥ (339,875)	¥ (102,751)	¥ (190,619)	¥ (97,508)	¥ 10,062	¥ 26,036	¥ (288,127)	¥ 75,046	¥ (390,878)	(13,534)	(1,854)	88,744	(730,753)
Net cash (used in)/generated from operating activities																		(205,669)	(28,177)	416,499	708,142
Net (decrease)/increase in cash and cash equivalents																		117,816	$ 16,141	(202,491)	(352,214)
Variable Interest Entity
Organization and nature of operations
Cash and cash equivalents	200				107													200		107
Prepayments and other current assets	29				4,054													29		4,054
Total current assets	505,565				598,327													505,565		598,327
Other non-current assets	0				6													0		6
Total non-current assets	0				6													0		6
Total assets	505,565				598,333													505,565		598,333
Salary and welfare payable	1,144				731													1,144		731
Tax payable	3,987				8,003													3,987		8,003
Accruals and other current liabilities	13				13													13		13
Total current liabilities	370,894				450,287													370,894		450,287
Total liabilities	370,894				450,287													370,894		450,287
Total shareholders' equity	134,671				148,046													134,671		148,046
Other operating income																		(4,734)		(6,143)	(1,566)
Income from non-operations																		1		1	8
(Loss)/income before income tax expense																		(14,147)		4,877	(9,008)
Income tax expense																		0		0	0
Net (loss)/income																		(14,147)		4,877	(9,008)
Variable Interest Entity | Affiliated Entity
Organization and nature of operations
Amounts due from non-VIE subsidiaries of the Company	¥ 505,336				¥ 594,166													¥ 505,336		¥ 594,166
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Affiliated Entity				Affiliated Entity													Affiliated Entity		Affiliated Entity		Affiliated Entity
Amounts due to non-VIE subsidiaries of the Company	¥ 365,750				¥ 441,540													¥ 365,750		¥ 441,540
Other Liability, Related Party [Extensible Enumeration]	Affiliated Entity				Affiliated Entity													Affiliated Entity		Affiliated Entity		Affiliated Entity
Variable interest entity primary beneficiary excluding intra group
Organization and nature of operations
Third party and inter-company revenues																		¥ 16		¥ 9	11
Costs and expenses																		(9,430)		(4,190)	(10,015)
Operating activities with external parties																		(12,927)		(11,988)	(8,616)
Variable interest entity primary beneficiary intra group
Organization and nature of operations
Third party and inter-company revenues																		0		15,200	2,554
Intercompany payments from service charge																		0		(1,305)	(6,500)
Intercompany receipts from service charge																		13,020		13,310	14,600
Net cash (used in)/generated from operating activities																		93		17	(516)
Net (decrease)/increase in cash and cash equivalents																		¥ 93		¥ 17	¥ (516)